Large Company Value Portfolio Investment Objectives and Goals - Large Company Value Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Large Company Value Portfolio – Summary
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of the Portfolio is to seek long-term capital growth.
Objective, Secondary [Text Block]	Income is a secondary objective.